Restricted Cash	9 Months Ended
Sep. 30, 2013
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Restricted Cash

5. Restricted Cash

During the three months ended September 30, 2013, the Company closed the collateralized letter of credit with UMB N.A. which was posted as collateral for future obligations. The restricted cash was invested by the bank in a CD which was redeemed and proceeds remitted to the Company.